Uninsured Cash Balances	9 Months Ended
Sep. 30, 2021
Uninsured Cash Balances [Abstract]
Uninsured Cash Balances

NOTE 3 — Uninsured Cash Balances

Americrew maintains demand deposit checking accounts and a money market account at Chase Commercial and TD Bank. At times during the year, Americrew’s cash balance exceeded the FDIC and SPIC insured limits.